License Agreements (Details)	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Series A-1 Convertible Preferred Stock	May 11, 2011 License agreement Ipsen	Dec. 31, 2013 License agreement Ipsen USD ($)	Dec. 31, 2012 License agreement Ipsen USD ($)	Dec. 31, 2011 License agreement Ipsen USD ($)	Dec. 31, 2005 License agreement Ipsen USD ($)	May 17, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock	Dec. 31, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock USD ($)	Dec. 31, 2013 License agreement Ipsen Minimum USD ($)	Dec. 31, 2013 License agreement Ipsen Minimum EUR (€)	Dec. 31, 2013 License agreement Ipsen Maximum USD ($)	Dec. 31, 2013 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2013 License agreement Ipsen Sublicense Agreement
License Agreements
Nonrefundable, non-creditable payment									$ 250,000
Additional payments to be made upon achievement of certain development and commercialization milestones												13,800,000	10,000,000	49,600,000	36,000,000
Royalty rate (as a percent)						5.00%
Period after the date of the first commercial sale of the product for license expiration						10 years										10 years
Amount recorded in research and development expense	$ 60,536,000	$ 54,961,000	$ 36,179,000			$ 200,000	$ 700,000	$ 1,000,000			$ 1,400,000
Number of days prior to closing on which shares issuable was determined based upon the U.S. dollar exchange rate for Euro					2 days
Issuance of preferred stock (in shares)				922,286						17,326
Fair value per share of preferred stock (in dollars per share)											$ 81.42